UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03363
Delaware Group® Limited-Term Government Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Delaware Limited-Term Diversified Income Fund
Class A: DTRIX
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Delaware Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$32	0.64%
*	Annualized.
Fund statistics (as of June 30, 2024)
Fund net assets	$845,614,218
Total number of portfolio holdings	352
Total advisory fees paid	$872,431
Portfolio turnover rate	87%

Fund holdings (as of June 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	35.92%
US Treasury Obligations	26.85%
Non-Agency Asset-Backed Securities	19.26%
Agency Mortgage-Backed Securities	6.01%
Collateralized Debt Obligations	5.16%
Short-Term Investments	3.48%
Agency Commercial Mortgage-Backed Securities	2.50%
Non-Agency Collateralized Mortgage Obligations	1.22%
Agency Collateralized Mortgage Obligations	0.93%
Government Agency Obligations	0.32%
Sovereign Bonds	0.05%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3746986)

Delaware Limited-Term Diversified Income Fund
Class C: DTICX
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Delaware Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$70	1.39%
*	Annualized.
Fund statistics (as of June 30, 2024)
Fund net assets	$845,614,218
Total number of portfolio holdings	352
Total advisory fees paid	$872,431
Portfolio turnover rate	87%

Fund holdings (as of June 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	35.92%
US Treasury Obligations	26.85%
Non-Agency Asset-Backed Securities	19.26%
Agency Mortgage-Backed Securities	6.01%
Collateralized Debt Obligations	5.16%
Short-Term Investments	3.48%
Agency Commercial Mortgage-Backed Securities	2.50%
Non-Agency Collateralized Mortgage Obligations	1.22%
Agency Collateralized Mortgage Obligations	0.93%
Government Agency Obligations	0.32%
Sovereign Bonds	0.05%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3746986)

Delaware Limited-Term Diversified Income Fund
Class R: DLTRX
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Delaware Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$45	0.89%
*	Annualized.
Fund statistics (as of June 30, 2024)
Fund net assets	$845,614,218
Total number of portfolio holdings	352
Total advisory fees paid	$872,431
Portfolio turnover rate	87%

Fund holdings (as of June 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	35.92%
US Treasury Obligations	26.85%
Non-Agency Asset-Backed Securities	19.26%
Agency Mortgage-Backed Securities	6.01%
Collateralized Debt Obligations	5.16%
Short-Term Investments	3.48%
Agency Commercial Mortgage-Backed Securities	2.50%
Non-Agency Collateralized Mortgage Obligations	1.22%
Agency Collateralized Mortgage Obligations	0.93%
Government Agency Obligations	0.32%
Sovereign Bonds	0.05%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3746986)

Delaware Limited-Term Diversified Income Fund
Institutional Class: DTINX
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Delaware Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$20	0.39%
*	Annualized.
Fund statistics (as of June 30, 2024)
Fund net assets	$845,614,218
Total number of portfolio holdings	352
Total advisory fees paid	$872,431
Portfolio turnover rate	87%

Fund holdings (as of June 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	35.92%
US Treasury Obligations	26.85%
Non-Agency Asset-Backed Securities	19.26%
Agency Mortgage-Backed Securities	6.01%
Collateralized Debt Obligations	5.16%
Short-Term Investments	3.48%
Agency Commercial Mortgage-Backed Securities	2.50%
Non-Agency Collateralized Mortgage Obligations	1.22%
Agency Collateralized Mortgage Obligations	0.93%
Government Agency Obligations	0.32%
Sovereign Bonds	0.05%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3746986)

Delaware Limited-Term Diversified Income Fund
Class R6: DLTZX
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Delaware Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$16	0.32%
*	Annualized.
Fund statistics (as of June 30, 2024)
Fund net assets	$845,614,218
Total number of portfolio holdings	352
Total advisory fees paid	$872,431
Portfolio turnover rate	87%

Fund holdings (as of June 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	35.92%
US Treasury Obligations	26.85%
Non-Agency Asset-Backed Securities	19.26%
Agency Mortgage-Backed Securities	6.01%
Collateralized Debt Obligations	5.16%
Short-Term Investments	3.48%
Agency Commercial Mortgage-Backed Securities	2.50%
Non-Agency Collateralized Mortgage Obligations	1.22%
Agency Collateralized Mortgage Obligations	0.93%
Government Agency Obligations	0.32%
Sovereign Bonds	0.05%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3746986)

Delaware Tax-Free Oregon Fund
Class A: FTORX
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Delaware Tax-Free Oregon Fund (Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$45	0.89%
*	Annualized.
Fund statistics (as of June 30, 2024)
Fund net assets	$49,074,195
Total number of portfolio holdings	79
Total advisory fees paid	$66,077
Portfolio turnover rate	14%

Fund holdings (as of June 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Local General Obligation Bonds	21.48%
Special Tax Revenue Bonds	18.24%
Healthcare Revenue Bonds	15.55%
Transportation Revenue Bonds	12.50%
Education Revenue Bonds	7.13%
State General Obligation Bonds	6.45%
Water & Sewer Revenue Bonds	6.30%
Electric Revenue Bonds	3.93%
Pre-Refunded Bonds	2.88%
Housing Revenue Bonds	2.66%
Industrial Development Revenue/Pollution Control Revenue Bond	1.76%

State and territory allocation
Oregon	83.02%
Puerto Rico	15.33%
Guam	0.53%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3744142)

Delaware Tax-Free Oregon Fund
Institutional Class: FTOTX
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Delaware Tax-Free Oregon Fund (Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$32	0.64%
*	Annualized.
Fund statistics (as of June 30, 2024)
Fund net assets	$49,074,195
Total number of portfolio holdings	79
Total advisory fees paid	$66,077
Portfolio turnover rate	14%

Fund holdings (as of June 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Local General Obligation Bonds	21.48%
Special Tax Revenue Bonds	18.24%
Healthcare Revenue Bonds	15.55%
Transportation Revenue Bonds	12.50%
Education Revenue Bonds	7.13%
State General Obligation Bonds	6.45%
Water & Sewer Revenue Bonds	6.30%
Electric Revenue Bonds	3.93%
Pre-Refunded Bonds	2.88%
Housing Revenue Bonds	2.66%
Industrial Development Revenue/Pollution Control Revenue Bond	1.76%

State and territory allocation
Oregon	83.02%
Puerto Rico	15.33%
Guam	0.53%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3744142)

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual fund
Delaware Limited-Term Diversified Income Fund
Financial statements and other information
For the six months ended June 30, 2024
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.
You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®
Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM’s public markets businesses trace their roots to 1929 and partner with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.
If you are interested in learning more about creating an investment plan, contact your financial advisor.
You can learn more about Delaware Funds or obtain a prospectus for the Delaware Limited-Term Diversified Income Fund at delawarefunds.com/literature.
Manage your account online
• Check your account balance and transactions
• View statements and tax forms
• Make purchases and redemptions
Visit delawarefunds.com/account-access.
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
This report of Financial statements and other information is for Delaware Limited-Term Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Fund’s current prospectus or summary prospectus. These documents are available at delawarefunds.com/literature.
Unless otherwise noted, views expressed herein are current as of June 30, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.
The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.
All third-party marks cited are the property of their respective owners.
© 2024 Macquarie Management Holdings, Inc.

Schedule of investments
Delaware Limited-Term Diversified Income Fund	June 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.93%
Fannie Mae Grantor Trust Series 2001-T5 A2 7.00% 6/19/41 •	11,871	$ 11,908
Freddie Mac REMIC
Series 4764 PA 3.00% 10/15/45	275,019	264,301
Series 5092 WG 1.00% 4/25/31	3,815,781	3,454,450
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA3 M1 144A 6.085% (SOFR + 0.75%) 10/25/33 #, •	67,321	67,301
Series 2023-HQA3 A1 144A 7.185% (SOFR + 1.85%) 11/25/43 #, •	1,653,426	1,675,880
Freddie Mac Structured Pass Through Certificates
Series T-30 A5 8.61% 12/25/30 ♦, ~	2,119	1,982
Series T-54 2A 6.50% 2/25/43 ♦	453	455
Series T-58 2A 6.50% 9/25/43 ♦	200,154	199,538
GNMA
Series 2004-31 ZB 5.00% 4/20/34	739,969	728,713
Series 2012-39 PA 2.00% 3/16/42	1,168,995	1,057,342
Series 2015-151 KC 3.50% 4/20/34	441,850	420,781
Total Agency Collateralized Mortgage Obligations (cost $8,462,589)		7,882,651

Agency Commercial Mortgage-Backed Securities — 2.50%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K729 A2 3.136% 10/25/24 ♦	2,436,309	2,414,548
Series K734 A1 3.139% 6/25/25 ♦	490,509	484,058
FREMF Mortgage Trust
Series 2015-KF12 B 144A 12.539% (SOFR + 7.21%, Floor 7.10%) 9/25/22 #, •	2,284,182	2,255,917
Series 2017-K728 C 144A 3.838% 11/25/50 #, •	910,000	901,814
Series 2017-KF33 B 144A 7.989% (SOFR + 2.66%, Floor 2.55%) 6/25/27 #, •	968,036	910,604
Series 2017-KF40 B 144A 8.139% (SOFR + 2.81%, Floor 2.70%) 11/25/27 #, •	1,447,006	1,357,326
Series 2018-K732 B 144A 4.195% 5/25/25 #, •	985,000	965,545
Series 2018-KF47 B 144A 7.439% (SOFR + 2.11%, Floor 2.00%) 5/25/25 #, •	989,299	974,269
Series 2018-KF49 B 144A 7.339% (SOFR + 2.01%, Floor 1.90%) 6/25/25 #, •	837,687	818,932
Series 2019-KF60 B 144A 7.789% (SOFR + 2.46%, Floor 2.35%) 2/25/26 #, •	2,547,072	2,476,371

Schedule of investments
Delaware Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2019-KF61 B 144A 7.639% (SOFR + 2.31%, Floor 2.20%) 4/25/29 #, •	922,572	$ 835,562
Series 2019-KF68 B 144A 7.639% (SOFR + 2.31%, Floor 2.20%) 7/25/26 #, •	1,405,487	1,351,275
Series 2019-KF69 B 144A 7.739% (SOFR + 2.41%, Floor 2.30%) 8/25/29 #, •	1,062,100	993,596
Series 2019-KF70 B 144A 7.739% (SOFR + 2.41%, Floor 2.30%) 9/25/29 #, •	838,987	786,101
Series 2019-KF73 B 144A 7.889% (SOFR + 2.56%, Floor 2.45%) 11/25/29 #, •	1,941,471	1,820,084
Series 2020-KF74 B 144A 7.589% (SOFR + 2.26%, Floor 2.15%) 1/25/27 #, •	872,290	839,868
Series 2020-KF75 B 144A 7.689% (SOFR + 2.36%, Floor 2.25%) 12/25/29 #, •	996,668	917,653
Total Agency Commercial Mortgage-Backed Securities (cost $22,104,991)		21,103,523

Agency Mortgage-Backed Securities — 6.01%
Fannie Mae 3.50% 10/1/42	527,368	482,557
Fannie Mae S.F. 15 yr 4.50% 9/1/37	56,697	55,466
Fannie Mae S.F. 20 yr
4.00% 12/1/31	361,239	350,284
4.00% 8/1/42	163,983	152,586
4.00% 9/1/42	491,170	458,053
5.50% 8/1/43	705,199	706,489
Fannie Mae S.F. 30 yr
3.00% 8/1/49	1,594,586	1,386,791
3.00% 10/1/49	531,090	457,203
3.50% 7/1/47	95,406	86,921
3.50% 2/1/48	144,140	129,898
3.50% 11/1/48	194,401	175,716
3.50% 3/1/50	23,884	21,485
3.50% 8/1/50	41,900	37,867
3.50% 9/1/50	533,286	480,265
3.50% 6/1/51	419,342	373,986
3.50% 1/1/52	173,630	153,937
3.50% 9/1/52	1,311,510	1,172,139
4.00% 6/1/48	95,446	89,142
4.00% 10/1/48	640,551	599,983

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.00% 9/1/52	388,219	$ 355,647
4.50% 1/1/50	2,958,537	2,872,666
4.50% 4/1/50	1,552,066	1,487,749
4.50% 2/1/53	266,716	251,573
5.00% 7/1/47	2,473,943	2,446,380
5.00% 5/1/48	203,406	201,127
5.00% 8/1/49	939,229	925,459
5.50% 5/1/44	1,640,607	1,647,208
5.50% 10/1/52	1,176,428	1,164,819
5.50% 11/1/52	991,457	985,244
5.50% 12/1/52	221,263	218,333
5.50% 3/1/53	1,909,886	1,885,481
6.00% 1/1/42	1,159,997	1,185,955
6.00% 12/1/52	1,422,112	1,431,442
Federal Home Loan Mortgage
4.00% 2/28/25	980,000	972,460
4.20% 8/28/25	980,000	971,104
Freddie Mac S.F. 15 yr
3.00% 3/1/35	312,661	291,114
3.50% 1/1/29	419,917	407,137

Freddie Mac S.F. 20 yr 3.00% 9/1/40	197,043	175,982
Freddie Mac S.F. 30 yr
3.50% 6/1/47	875,577	792,506
3.50% 4/1/52	1,691,272	1,504,799
4.00% 8/1/52	423,362	390,019
4.00% 9/1/52	805,368	741,887
4.50% 8/1/48	439,114	422,190
4.50% 9/1/52	3,515,054	3,327,091
5.00% 6/1/53	3,544,077	3,426,832
5.50% 9/1/52	2,437,345	2,442,518
5.50% 11/1/52	971,140	963,780
5.50% 3/1/53	1,697,139	1,687,374
6.00% 1/1/53	1,038,584	1,055,546
6.00% 3/1/53	3,378,442	3,392,920
GNMA II S.F. 30 yr
3.00% 1/20/52	526,950	459,082
5.50% 5/20/53	1,650,809	1,638,913

Schedule of investments
Delaware Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
6.00% 5/20/53	1,328,861	$ 1,349,309
Total Agency Mortgage-Backed Securities (cost $53,266,685)		50,842,414

Collateralized Debt Obligations — 5.16%
Ballyrock CLO Series 2018-1A A1 144A 6.586% (TSFR03M + 1.26%) 4/20/31 #, •	1,741,368	1,742,751
Benefit Street Partners CLO IX Series 2016-9A AR 144A 6.696% (TSFR03M + 1.37%) 7/20/31 #, •	400,603	401,104
BlueMountain CLO XXX Series 2020-30A AR 144A 6.699% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	3,000,000	3,000,237
Canyon Capital CLO Series 2019-2A AR 144A 6.77% (TSFR03M + 1.44%, Floor 1.18%) 10/15/34 #, •	2,800,000	2,803,097
Carlyle Global Market Strategies CLO Series 2014-2RA A1 144A 6.634% (TSFR03M + 1.31%) 5/15/31 #, •	647,051	648,315
CBAM Series 2020-13A A 144A 7.016% (TSFR03M + 1.69%, Floor 1.43%) 1/20/34 #, •	3,000,000	2,999,493
Cedar Funding IX CLO Series 2018-9A A1 144A 6.566% (TSFR03M + 1.24%, Floor 0.98%) 4/20/31 #, •	1,238,966	1,239,725
Dryden 77 CLO Series 2020-77A AR 144A 6.707% (TSFR03M + 1.38%, Floor 1.38%) 5/20/34 #, •	2,600,000	2,604,828
Golub Capital Partners CLO 50B-R Series 2020-50A A1R 144A 6.695% (TSFR03M + 1.37%, Floor 1.37%) 4/20/35 #, •	5,000,000	4,998,940
KKR CLO 41 Series 2022-41A A1 144A 6.659% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	5,000,000	5,011,445
Magnetite XL Series 2024-40A A1 144A 6.782% (TSFR03M + 1.45%, Floor 1.45%) 7/15/37 #, •	3,500,000	3,500,000
PPM CLO 3 Series 2019-3A AR 144A 6.669% (TSFR03M + 1.35%, Floor 1.09%) 4/17/34 #, •	3,750,000	3,749,029
Sound Point CLO XXV Series 2019-4A A1R 144A 6.604% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, •	5,000,000	5,006,870
TRESTLES CLO V Series 2021-5A A1 144A 6.756% (TSFR03M + 1.43%, Floor 1.17%) 10/20/34 #, •	2,500,000	2,506,015
Venture CLO
Series 2018-34A A 144A 6.82% (TSFR03M + 1.49%, Floor 1.23%) 10/15/31 #, •	685,909	686,340
Series 2018-34A AR 144A 0.001% (TSFR03M + 1.28%, Floor 1.28%) 10/15/31 #, •	700,000	700,000

	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Zais CLO 16 Series 2020-16A A1R 144A 7.006% (TSFR03M + 1.68%, Floor 1.68%) 10/20/34 #, •	2,000,000	$ 1,999,698
Total Collateralized Debt Obligations (cost $43,462,319)		43,597,887

Corporate Bonds — 35.92%
Banking — 11.04%
Banco Continental 144A 2.75% 12/10/25 #	200,000	190,202
Banco de Credito del Peru 144A 5.85% 1/11/29 #	200,000	202,568
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	300,000	283,303
Banco Internacional del Peru 144A 3.25% 10/4/26 #	200,000	189,628
Banco Santander 5.588% 8/8/28	800,000	807,684
Banco Santander Mexico 144A 7.525% 10/1/28 #, μ	200,000	208,061
Bank of America
4.20% 8/26/24	3,675,000	3,665,925
5.819% 9/15/29 μ	1,750,000	1,786,965
6.204% 11/10/28 μ	75,000	77,263

Bank of Montreal 7.70% 5/26/84 μ	935,000	957,337
Bank of New York Mellon 5.802% 10/25/28 μ	2,064,000	2,103,712
Barclays 7.385% 11/2/28 μ	550,000	579,717
BBVA Bancomer 144A 1.875% 9/18/25 #	200,000	190,956
Citibank
5.438% 4/30/26	915,000	918,533
5.488% 12/4/26	825,000	829,803
Citigroup
1.281% 11/3/25 μ	1,960,000	1,929,583
2.014% 1/25/26 μ	1,600,000	1,565,863
5.50% 9/13/25	1,900,000	1,898,676

Citizens Bank 6.064% 10/24/25 μ	1,935,000	1,934,108
Credicorp 144A 2.75% 6/17/25 #	200,000	194,308
Deutsche Bank
6.72% 1/18/29 μ	724,000	747,436
6.819% 11/20/29 μ	1,170,000	1,217,186
7.146% 7/13/27 μ	925,000	947,708

Fifth Third Bank 5.852% 10/27/25 μ	3,160,000	3,157,512

Schedule of investments
Delaware Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
3.85% 7/8/24	3,190,000	$ 3,188,813
4.25% 10/21/25	3,234,000	3,178,728
5.842% (SOFR + 0.49%) 10/21/24 •	3,535,000	3,535,530
6.153% (SOFR + 0.79%) 12/9/26 •	3,700,000	3,704,799
6.181% (SOFR + 0.81%) 3/9/27 •	4,905,000	4,914,988

ICICI Bank 144A 4.00% 3/18/26 #	200,000	195,471
ING Groep 6.083% 9/11/27 μ	655,000	662,563
JPMorgan Chase & Co.
3.875% 9/10/24	2,542,000	2,532,235
4.08% 4/26/26 μ	6,515,000	6,429,749
5.012% 1/23/30 μ	1,190,000	1,181,111
5.571% 4/22/28 μ	1,315,000	1,325,931
6.241% (SOFR + 0.89%) 4/22/27 •	955,000	959,611
KeyBank
4.15% 8/8/25	3,020,000	2,962,307
5.85% 11/15/27	465,000	463,620

KeyCorp 6.613% (SOFR03M + 1.25%) 5/23/25 •	2,895,000	2,884,724
Lloyds Banking Group 5.721% 6/5/30 μ	870,000	877,435
Morgan Stanley
6.138% 10/16/26 μ	10,465,000	10,537,008
6.296% 10/18/28 μ	1,534,000	1,583,256
6.407% 11/1/29 μ	488,000	509,289

Morgan Stanley Bank 5.504% 5/26/28 μ	1,380,000	1,389,706
NBK SPC 144A 1.625% 9/15/27 #, μ	200,000	184,125
PNC Financial Services Group 5.30% 1/21/28 μ	1,635,000	1,633,142
Popular 7.25% 3/13/28	675,000	693,775
Shinhan Bank 3.875% 3/24/26 ■	300,000	291,198
State Street 4.993% 3/18/27	1,405,000	1,403,651
Truist Bank 2.636% 9/17/29 μ	2,480,000	2,426,916
Turkiye Is Bankasi 144A 7.75% 6/12/29 #	200,000	200,356
US Bancorp
4.653% 2/1/29 μ	84,000	82,220
5.384% 1/23/30 μ	460,000	461,325
5.727% 10/21/26 μ	107,000	107,218
6.787% 10/26/27 μ	1,330,000	1,369,750

Wells Fargo & Co. 3.908% 4/25/26 μ	3,515,000	3,462,848
Wells Fargo Bank 5.254% 12/11/26	1,410,000	1,411,718
		93,329,153

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry — 0.75%
Anglo American Capital 144A 4.00% 9/11/27 #	200,000	$ 191,773
Avient 144A 5.75% 5/15/25 #	1,325,000	1,322,578
Celanese US Holdings
6.05% 3/15/25	149,000	149,217
6.165% 7/15/27	1,885,000	1,914,019

Newmont 144A 5.30% 3/15/26 #	2,370,000	2,370,211
Sasol Financing USA 4.375% 9/18/26	200,000	188,595
Suzano Austria 144A 5.75% 7/14/26 #	200,000	200,463
		6,336,856
Brokerage — 0.23%
Jefferies Financial Group
5.875% 7/21/28	315,000	318,275
6.05% 3/12/25	1,430,000	1,429,198

XP 144A 6.75% 7/2/29 #	200,000	198,500
		1,945,973
Capital Goods — 2.05%
Amphenol 5.05% 4/5/27	670,000	669,639
Boeing 2.196% 2/4/26	1,490,000	1,401,114
Lennox International 1.35% 8/1/25	3,925,000	3,748,446
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #	4,110,000	4,197,301
Parker-Hannifin 4.25% 9/15/27	3,875,000	3,777,047
Republic Services 0.875% 11/15/25	2,200,000	2,069,167
RTX 5.75% 11/8/26	1,298,000	1,312,202
Sisecam UK 144A 8.25% 5/2/29 #	200,000	203,349
		17,378,265
Communications — 3.57%
American Tower 5.20% 2/15/29	920,000	917,158
AT&T 1.70% 3/25/26	2,640,000	2,479,207
Charter Communications Operating 6.15% 11/10/26	5,530,000	5,584,973
Crown Castle Towers 144A 3.663% 5/15/45 #	2,050,000	2,012,686
Netflix 5.875% 2/15/25	3,750,000	3,756,611
Prosus 144A 3.257% 1/19/27 #	200,000	187,229
Rogers Communications 5.00% 2/15/29	1,955,000	1,931,297
Sprint Spectrum 144A 4.738% 9/20/29 #	84,375	83,860
T-Mobile USA 3.75% 4/15/27	4,010,000	3,855,060
Verizon Communications 1.45% 3/20/26	2,200,000	2,060,599

Schedule of investments
Delaware Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Warnermedia Holdings
3.638% 3/15/25	6,180,000	$ 6,085,343
6.412% 3/15/26	1,250,000	1,250,078
		30,204,101
Consumer Cyclical — 2.03%
Alsea 144A 7.75% 12/14/26 #	200,000	201,883
Aptiv 2.396% 2/18/25	4,125,000	4,036,617
Carnival 144A 7.625% 3/1/26 #	662,000	669,010
Ford Motor Credit
2.30% 2/10/25	435,000	425,384
2.70% 8/10/26	1,700,000	1,597,246
3.375% 11/13/25	4,130,000	3,998,699
5.80% 3/5/27	1,350,000	1,350,574
5.80% 3/8/29	980,000	977,019
6.798% 11/7/28	525,000	542,671

Home Depot 4.875% 6/25/27	535,000	534,061
Hyundai Capital America 144A 5.275% 6/24/27 #	755,000	751,914
VICI Properties 4.95% 2/15/30	2,140,000	2,066,128
		17,151,206
Consumer Non-Cyclical — 3.28%
AbbVie
2.60% 11/21/24	3,625,000	3,585,320
4.80% 3/15/29	3,955,000	3,940,534

Amgen 5.15% 3/2/28	3,105,000	3,105,109
Bimbo Bakeries USA 144A 6.05% 1/15/29 #	200,000	205,736
Cardinal Health 5.125% 2/15/29	1,555,000	1,551,657
Coca-Cola Consolidated 5.25% 6/1/29	2,135,000	2,145,305
McCormick & Co. 0.90% 2/15/26	2,975,000	2,771,444
Medtronic Global Holdings 4.25% 3/30/28	1,775,000	1,734,806
Mondelez International 1.50% 5/4/25	1,210,000	1,169,623
Royalty Pharma 1.20% 9/2/25	7,630,000	7,248,504
Teva Pharmaceutical Finance Netherlands III 4.75% 5/9/27	250,000	241,227
		27,699,265
Electric — 2.93%
AEP Texas 5.45% 5/15/29	1,240,000	1,246,858
AES Andes 144A 6.30% 3/15/29 #	200,000	201,556
Avangrid 3.20% 4/15/25	885,000	866,716
Colbun 144A 3.95% 10/11/27 #	200,000	191,817
DTE Energy 5.10% 3/1/29	1,310,000	1,299,744

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Duke Energy 4.875% 9/16/24 μ, ψ	790,000	$ 785,140
Duke Energy Carolinas 3.95% 11/15/28	3,400,000	3,271,221
Edison International 3.55% 11/15/24	3,700,000	3,665,755
FirstEnergy Pennsylvania Electric 144A 5.20% 4/1/28 #	2,300,000	2,298,842
National Rural Utilities Cooperative Finance
1.875% 2/7/25	4,350,000	4,254,847
4.45% 3/13/26	1,080,000	1,065,559

NextEra Energy Capital Holdings 5.749% 9/1/25	245,000	245,617
Pacific Gas & Electric 5.55% 5/15/29	760,000	762,016
PacifiCorp
5.10% 2/15/29	335,000	334,893
5.45% 2/15/34	565,000	558,354

Southern 4.85% 6/15/28	3,210,000	3,177,731
Vistra Operations 144A 5.125% 5/13/25 #	574,000	570,949
		24,797,615
Energy — 2.51%
Diamondback Energy 5.20% 4/18/27	640,000	640,326
Enbridge
2.50% 2/14/25	1,040,000	1,019,318
5.25% 4/5/27	795,000	795,172

Energean Israel Finance 144A 4.875% 3/30/26 #	200,000	188,980
Energy Transfer 5.55% 2/15/28	4,440,000	4,479,356
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	2,357,040	2,209,879
Kinder Morgan 5.00% 2/1/29	485,000	479,722
MPLX 4.875% 12/1/24	1,955,000	1,946,907
NuStar Logistics 5.75% 10/1/25	1,077,000	1,070,945
Occidental Petroleum
5.50% 12/1/25	1,247,000	1,244,706
5.875% 9/1/25	4,560,000	4,565,145

Southwestern Energy 5.70% 1/23/25	188,000	187,845
Targa Resources Partners 5.00% 1/15/28	2,445,000	2,396,449
		21,224,750
Finance Companies — 1.34%
AerCap Ireland Capital DAC
3.00% 10/29/28	1,100,000	1,000,031
5.10% 1/19/29	3,475,000	3,442,635
Air Lease
0.80% 8/18/24	1,755,000	1,743,453
2.875% 1/15/26	875,000	839,861

Schedule of investments
Delaware Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
Aviation Capital Group
144A 1.95% 1/30/26 #	3,235,000	$ 3,045,409
144A 5.375% 7/15/29 #	1,315,000	1,300,086
		11,371,475
Industrials — 0.07%
Bidvest Group UK 144A 3.625% 9/23/26 #	200,000	186,830
CK Hutchison International 23 144A 4.75% 4/21/28 #	400,000	395,060
		581,890
Insurance — 1.58%
Aon North America 5.125% 3/1/27	1,070,000	1,068,599
Athene Global Funding 144A 0.914% 8/19/24 #	2,150,000	2,135,549
Elevance Health 5.15% 6/15/29	515,000	516,499
Met Tower Global Funding 144A 3.70% 6/13/25 #	4,380,000	4,309,308
New York Life Global Funding 144A 5.45% 9/18/26 #	1,850,000	1,859,545
UnitedHealth Group
4.25% 1/15/29	2,150,000	2,094,139
4.90% 4/15/31	1,350,000	1,337,946
		13,321,585
Natural Gas — 0.41%
Engie
144A 5.25% 4/10/29 #	925,000	923,759
144A 5.625% 4/10/34 #	870,000	866,430

ENN Energy Holdings 144A 4.625% 5/17/27 #	250,000	246,307
Sempra Energy 3.30% 4/1/25	1,475,000	1,448,967
		3,485,463
Real Estate Investment Trusts — 1.80%
SBA Tower Trust
144A 1.884% 7/15/50 #	3,222,000	3,030,098
144A 2.836% 1/15/50 #	5,840,000	5,737,427
144A 3.869% 10/15/49 #, ~	6,500,000	6,457,963
		15,225,488
Technology — 1.81%
Baidu 1.72% 4/9/26	1,250,000	1,174,735
Oracle 5.80% 11/10/25	2,355,000	2,367,067
Roper Technologies
1.00% 9/15/25	3,600,000	3,411,580
2.35% 9/15/24	4,345,000	4,315,241

Sensata Technologies 144A 5.00% 10/1/25 #	3,720,000	3,753,274

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)

SK Hynix 144A 1.50% 1/19/26 #	300,000	$ 281,716
		15,303,613
Transportation — 0.52%
ERAC USA Finance
144A 4.60% 5/1/28 #	3,225,000	3,175,177
144A 5.00% 2/15/29 #	670,000	668,485

Rumo Luxembourg 144A 5.25% 1/10/28 #	200,000	192,583
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #	200,000	204,950
United Airlines 144A 4.375% 4/15/26 #	175,000	169,254
		4,410,449
Total Corporate Bonds (cost $307,230,057)		303,767,147

Government Agency Obligations — 0.32%
BOC Aviation USA 144A 5.25% 1/14/30 #	200,000	199,208
CIMB Bank 144A 2.125% 7/20/27 #	200,000	182,612
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	200,000	192,994
Emirates NBD Bank PJSC 2.625% 2/18/25 ■	200,000	195,780
Freeport Indonesia 144A 4.763% 4/14/27 #	200,000	196,870
Georgian Railway JSC 4.00% 6/17/28 ■	200,000	177,927
KazMunayGas National 144A 4.75% 4/19/27 #	200,000	193,640
MEGlobal Canada 144A 5.00% 5/18/25 #	200,000	198,255
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	200,000	191,208
OCP 144A 4.50% 10/22/25 #	200,000	196,372
QatarEnergy Trading 144A 1.375% 9/12/26 #	200,000	184,442
QNB Finance 2.625% 5/12/25 ■	250,000	243,453
Saudi Arabian Oil 144A 1.625% 11/24/25 #	200,000	189,697
Turk Telekomunikasyon 144A 7.375% 5/20/29 #	200,000	200,856
Total Government Agency Obligations (cost $2,846,749)		2,743,314

Non-Agency Asset-Backed Securities — 19.26%
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	2,500,000	2,488,885
ARI Fleet Lease Trust Series 2024-B A2 144A 5.54% 4/15/33 #	4,000,000	4,002,726
Avis Budget Rental Car Funding AESOP Series 2019-2A A 144A 3.35% 9/22/25 #	415,000	413,607
Chase Issuance Trust Series 2024-A1I A 4.62% 1/16/29	6,000,000	5,944,828

Schedule of investments
Delaware Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	4,500,000	$ 4,485,853
Discover Card Execution Note Trust Series 2022-A4 A 5.03% 10/15/27	10,050,000	10,012,600
Enterprise Fleet Financing
Series 2022-2 A2 144A 4.65% 5/21/29 #	1,233,797	1,224,424
Series 2023-3 A2 144A 6.40% 3/20/30 #	4,000,000	4,045,088

Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	3,500,000	3,486,008
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	180,000	173,505
Series 2022-A B 1.91% 7/15/27	5,215,000	4,940,748
Series 2024-B A3 5.10% 4/15/29	10,500,000	10,487,421
Ford Credit Floorplan Master Owner Trust
Series 2020-2 A 1.06% 9/15/27	7,600,000	7,206,335
Series 2024-1 A1 144A 5.29% 4/15/29 #	10,000,000	10,036,753

GM Financial Automobile Leasing Trust Series 2022-1 B 2.23% 2/20/26	4,244,344	4,235,386
GM Financial Consumer Automobile Receivables Trust Series 2024-2 A2B 5.723% (SOFR + 0.39%) 3/16/27 •	2,000,000	2,000,516
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	4,000,000	3,998,325
GreatAmerica Leasing Receivables Funding Series 2024-1 A3 144A 4.98% 1/18/28 #	2,700,000	2,683,233
GTE Auto Receivables Trust Series 2023-1 A2 144A 5.65% 8/17/26 #	1,699,841	1,698,278
Hyundai Auto Lease Securitization Trust
Series 2023-A A3 144A 5.05% 1/15/26 #	4,500,000	4,490,015
Series 2024-A A3 144A 5.02% 3/15/27 #	4,500,000	4,480,982

Mercedes-Benz Auto Lease Trust Series 2024-A A2B 5.753% (SOFR + 0.42%) 2/16/27 •	2,450,000	2,449,999
NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 6.233% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	3,000,000	3,013,628
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	4,000,000	3,984,336
OCCU Auto Receivables Trust Series 2023-1A A2 144A 6.23% 4/15/27 #	1,841,944	1,845,575
Porsche Financial Auto Securitization Trust Series 2023-2A A2B 144A 5.915% (SOFR + 0.58%) 11/23/26 #, •	2,554,014	2,556,042
Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	8,000,000	7,736,172

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	5,000,000	$ 4,967,798
Series 2024-B A3 5.33% 1/16/29	3,500,000	3,513,846

Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #	3,850,000	3,842,038
Verizon Master Trust
Series 2021-2 A 0.99% 4/20/28	5,000,000	4,928,724
Series 2022-2 A 1.53% 7/20/28	6,707,000	6,556,902
Series 2022-2 B 1.83% 7/20/28	5,215,000	5,101,387
Series 2024-3 A1A 5.34% 4/22/30	4,000,000	4,035,003
Volkswagen Auto Lease Trust
Series 2022-A A3 3.44% 7/21/25	1,775,601	1,771,427
Series 2024-A A3 5.21% 6/21/27	4,000,000	3,995,616

Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 5.963% (SOFR + 0.63%) 3/22/27 •	5,998,577	6,009,733
World Omni Auto Receivables Trust Series 2022-D A3 5.61% 2/15/28	4,000,000	4,002,038
Total Non-Agency Asset-Backed Securities (cost $162,994,807)		162,845,780

Non-Agency Collateralized Mortgage Obligations — 1.22%
COLT Mortgage Loan Trust Series 2023-3 A1 144A 7.18% 9/25/68 #, ~	1,990,735	2,018,111
Connecticut Avenue Securities Trust Series 2023-R08 1M1 144A 6.835% (SOFR + 1.50%) 10/25/43 #, •	1,671,373	1,681,912
OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, ~	1,991,331	2,024,904
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, ~	4,584,541	4,620,219
Total Non-Agency Collateralized Mortgage Obligations (cost $10,237,868)		10,345,146

Sovereign Bonds — 0.05%Δ
Hong Kong — 0.02%
Airport Authority 144A 1.75% 1/12/27 #	200,000	185,050
		185,050

Schedule of investments
Delaware Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
South Korea — 0.03%
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	200,000	$ 199,725
		199,725
Total Sovereign Bonds (cost $397,678)		384,775

US Treasury Obligations — 26.85%
US Treasury Notes
1.125% 2/15/31	2,385,000	1,950,949
3.50% 1/31/30	1,350,000	1,293,100
3.75% 12/31/28	3,215,000	3,133,495
3.875% 12/31/29	1,700,000	1,660,023
4.125% 10/31/27	1,750,000	1,730,654
4.25% 12/31/25	10,290,000	10,192,928
4.25% 3/31/29	7,270,000	7,197,158
4.50% 4/15/27	13,415,000	13,396,659
4.50% 5/31/29	2,565,000	2,582,835
4.625% 6/30/26	18,390,000	18,357,315
4.875% 4/30/26	17,480,000	17,507,996
4.875% 5/31/26	147,765,000	148,076,695
Total US Treasury Obligations (cost $227,144,668)		227,079,807
	Number of shares
Short-Term Investments — 3.48%
Money Market Mutual Funds — 3.48%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	7,354,518	7,354,518
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	7,354,518	7,354,518
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	7,354,518	7,354,518

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	7,354,518	$ 7,354,518
Total Short-Term Investments (cost $29,418,072)		29,418,072
Total Value of Securities—101.70% (cost $867,566,483)		$860,010,516
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $195,889,986, which represents 23.17% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at June 30, 2024.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of risk.

Schedule of investments
Delaware Limited-Term Diversified Income Fund
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
JSC – Joint Stock Company
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Limited-Term Diversified Income Fund	June 30, 2024 (Unaudited)
Assets:
Investments, at value*	$860,010,516
Cash	438,456
Dividends and interest receivable	5,714,502
Receivable for fund shares sold	958,154
Prepaid expenses	79,456
Other assets	13,529
Total Assets	867,214,613
Liabilities:
Payable for securities purchased	19,257,187
Payable for fund shares redeemed	1,821,874
Other accrued expenses	158,004
Investment management fees payable to affiliates	156,294
Distribution payable	109,007
Distribution fees payable to affiliates	98,029
Total Liabilities	21,600,395
Total Net Assets	$845,614,218

Net Assets Consist of:
Paid-in capital	$1,003,662,758
Total distributable earnings (loss)	(158,048,540)
Total Net Assets	$845,614,218

Statement of assets and liabilities
Delaware Limited-Term Diversified Income Fund

Net Asset Value

Class A:
Net assets	$434,030,799
Shares of beneficial interest outstanding, unlimited authorization, no par	55,673,410
Net asset value per share	$7.80
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.02

Class C:
Net assets	$9,665,491
Shares of beneficial interest outstanding, unlimited authorization, no par	1,240,766
Net asset value per share	$7.79

Class R:
Net assets	$1,115,890
Shares of beneficial interest outstanding, unlimited authorization, no par	143,145
Net asset value per share	$7.80

Institutional Class:
Net assets	$377,493,291
Shares of beneficial interest outstanding, unlimited authorization, no par	48,428,694
Net asset value per share	$7.79

Class R6:
Net assets	$23,308,747
Shares of beneficial interest outstanding, unlimited authorization, no par	2,991,173
Net asset value per share	$7.79
*Investments, at cost	$867,566,483
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Limited-Term Diversified Income Fund	Six months ended June 30, 2024 (Unaudited)
Investment Income:
Interest	$17,743,525
Dividends	613,261
18,356,786

Expenses:
Management fees	1,980,029
Distribution expenses — Class A	521,861
Distribution expenses — Class C	51,516
Distribution expenses — Class R	2,736
Dividend disbursing and transfer agent fees and expenses	392,662
Accounting and administration expenses	65,430
Registration fees	51,415
Legal fees	45,751
Audit and tax fees	40,861
Reports and statements to shareholders expenses	28,387
Trustees’ fees	22,332
Custodian fees	423
Other	54,823
3,258,226
Less expenses waived	(1,107,598)
Less expenses paid indirectly	(698)
Total operating expenses	2,149,930
Net Investment Income (Loss)	16,206,856

Statement of operations
Delaware Limited-Term Diversified Income Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(1,053,250)
Futures contracts	(931,713)
Net realized gain (loss)	(1,984,963)

Net change in unrealized appreciation (depreciation) on:
Investments	1,140,236
Foreign currencies	(1,789)
Futures contracts	(1,572,101)
Net change in unrealized appreciation (depreciation)	(433,654)
Net Realized and Unrealized Gain (Loss)	(2,418,617)
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,788,239
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Limited-Term Diversified Income Fund
	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$16,206,856	$17,747,980
Net realized gain (loss)	(1,984,963)	(8,828,556)
Net change in unrealized appreciation (depreciation)	(433,654)	22,796,440
Net increase (decrease) in net assets resulting from operations	13,788,239	31,715,864

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(8,165,421)	(9,324,334)
Class C	(162,327)	(262,952)
Class R	(20,031)	(26,278)
Institutional Class	(7,423,218)	(8,277,385)
Class R6	(480,528)	(677,743)
	(16,251,525)	(18,568,692)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	36,488,768	49,646,562
Class C	285,850	2,066,279
Class R	56,913	59,451
Institutional Class	93,016,770	84,358,626
Class R6	4,228,572	24,337,430

Net assets from reorganization:[1]
Class A	41,291,534	248,424,336
Class C	418,852	6,020,079
Class R	—	333,903
Institutional Class	38,761,886	191,309,290
Class R6	374,627	3,657,465

Statements of changes in net assets
Delaware Limited-Term Diversified Income Fund
	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23

Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$7,921,544	$9,581,740
Class C	158,314	267,381
Class R	19,859	26,648
Institutional Class	6,919,901	7,875,509
Class R6	480,088	682,560
	230,423,478	628,647,259
Cost of shares redeemed:
Class A	(80,593,878)	(100,801,563)
Class C	(2,847,604)	(6,199,415)
Class R	(49,741)	(86,937)
Institutional Class	(93,364,782)	(155,536,333)
Class R6	(4,124,932)	(11,313,172)
	(180,980,937)	(273,937,420)
Increase in net assets derived from capital share transactions	49,442,541	354,709,839
Net Increase in Net Assets	46,979,255	367,857,011

Net Assets:
Beginning of period	798,634,963	430,777,952
End of period	$845,614,218	$798,634,963
[1]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

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Financial highlights
Delaware Limited-Term Diversified Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/24[1] (Unaudited)	Year ended
	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
$7.83	$7.71	$8.25	$8.44	$8.27	$8.14

0.15	0.26	0.13	0.07	0.11	0.21
(0.03)	0.12	(0.48)	(0.11)	0.23	0.15
0.12	0.38	(0.35)	(0.04)	0.34	0.36

(0.15)	(0.26)	(0.19)	(0.15)	(0.14)	(0.20)
—	—	—	—[3]	(0.03)	(0.03)
(0.15)	(0.26)	(0.19)	(0.15)	(0.17)	(0.23)

$7.80	$7.83	$7.71	$8.25	$8.44	$8.27

1.57%	5.08%	(4.26%)	(0.45%)	4.16%	4.51%

$434,031	$430,219	$216,299	$260,162	$148,185	$137,798
0.64%	0.61%	0.53%	0.54%	0.54%	0.54%
0.92%	0.95%	0.96%	0.95%	0.96%	0.96%
3.90%	3.31%	1.71%	0.89%	1.32%	2.58%
3.62%	2.97%	1.28%	0.48%	0.90%	2.16%
87%	116%	110%	205%	224%	123%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/24[1] (Unaudited)	Year ended
	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
$7.82	$7.70	$8.24	$8.44	$8.27	$8.14

0.12	0.19	0.07	—	0.04	0.14
(0.03)	0.13	(0.49)	(0.12)	0.23	0.15
0.09	0.32	(0.42)	(0.12)	0.27	0.29

(0.12)	(0.20)	(0.12)	(0.08)	(0.07)	(0.13)
—	—	—	—[3]	(0.03)	(0.03)
(0.12)	(0.20)	(0.12)	(0.08)	(0.10)	(0.16)

$7.79	$7.82	$7.70	$8.24	$8.44	$8.27

1.19%	4.27%	(5.08%)	(1.41%)	3.28%	3.63%

$9,665	$11,692	$9,339	$11,355	$22,565	$36,977
1.39%	1.39%	1.38%	1.39%	1.39%	1.39%
1.67%	1.70%	1.71%	1.70%	1.71%	1.71%
3.15%	2.53%	0.86%	0.04%	0.47%	1.73%
2.87%	2.22%	0.53%	(0.27%)	0.15%	1.41%
87%	116%	110%	205%	224%	123%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/24[1] (Unaudited)	Year ended
	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
$7.82	$7.71	$8.25	$8.44	$8.28	$8.14

0.14	0.23	0.11	0.04	0.08	0.18
(0.02)	0.12	(0.49)	(0.11)	0.22	0.16
0.12	0.35	(0.38)	(0.07)	0.30	0.34

(0.14)	(0.24)	(0.16)	(0.12)	(0.11)	(0.17)
—	—	—	—[3]	(0.03)	(0.03)
(0.14)	(0.24)	(0.16)	(0.12)	(0.14)	(0.20)

$7.80	$7.82	$7.71	$8.25	$8.44	$8.28

1.57%	4.65%	(4.59%)	(0.80%)	3.66%	4.27%

$1,116	$1,093	$743	$843	$946	$1,586
0.89%	0.89%	0.88%	0.89%	0.89%	0.89%
1.17%	1.20%	1.21%	1.20%	1.21%	1.21%
3.65%	3.03%	1.36%	0.54%	0.97%	2.23%
3.37%	2.72%	1.03%	0.23%	0.65%	1.91%
87%	116%	110%	205%	224%	123%

Financial highlights
Delaware Limited-Term Diversified Income Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/24[1] (Unaudited)	Year ended
	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
$7.83	$7.71	$8.25	$8.44	$8.27	$8.14

0.16	0.27	0.15	0.09	0.12	0.23
(0.04)	0.13	(0.49)	(0.12)	0.23	0.15
0.12	0.40	(0.34)	(0.03)	0.35	0.38

(0.16)	(0.28)	(0.20)	(0.16)	(0.15)	(0.22)
—	—	—	—[3]	(0.03)	(0.03)
(0.16)	(0.28)	(0.20)	(0.16)	(0.18)	(0.25)

$7.79	$7.83	$7.71	$8.25	$8.44	$8.27

1.57%	5.31%	(4.12%)	(0.30%)	4.31%	4.67%

$377,493	$333,210	$199,497	$213,457	$262,775	$249,667
0.39%	0.39%	0.38%	0.39%	0.39%	0.39%
0.67%	0.70%	0.71%	0.70%	0.71%	0.71%
4.15%	3.53%	1.86%	1.04%	1.47%	2.73%
3.87%	3.22%	1.53%	0.73%	1.15%	2.41%
87%	116%	110%	205%	224%	123%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/24[1] (Unaudited)	Year ended
	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
$7.82	$7.70	$8.24	$8.44	$8.27	$8.14

0.16	0.28	0.15	0.09	0.13	0.23
(0.03)	0.13	(0.48)	(0.12)	0.23	0.15
0.13	0.41	(0.33)	(0.03)	0.36	0.38

(0.16)	(0.29)	(0.21)	(0.17)	(0.16)	(0.22)
—	—	—	—[3]	(0.03)	(0.03)
(0.16)	(0.29)	(0.21)	(0.17)	(0.19)	(0.25)

$7.79	$7.82	$7.70	$8.24	$8.44	$8.27

1.73%	5.37%	(4.06%)	(0.36%)	4.38%	4.74%

$23,309	$22,421	$4,900	$5,923	$4,646	$3,059
0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
0.59%	0.65%	0.65%	0.63%	0.63%	0.64%
4.22%	3.60%	1.92%	1.10%	1.54%	2.80%
3.95%	3.27%	1.59%	0.79%	1.23%	2.48%
87%	116%	110%	205%	224%	123%

Notes to financial statements
Delaware Limited-Term Diversified Income Fund	June 30, 2024 (Unaudited)
Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Limited-Term Diversified Income Fund and Delaware Tax-Free Oregon Fund. These financial statements pertain to Delaware Limited-Term Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation —  Fixed income securities contracts are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies, other than exchange-traded funds (ETFs), are valued at their published net asset value (NAV). For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as the Valuation Designee for each fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes —  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2024, and for all open tax years (years ended December 31, 2020–December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting —  Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund
1. Significant Accounting Policies (continued)
Foreign Currency Transactions —  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.”  The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other —  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.39% of the Fund’s Class A, Class C, Class R, and Institutional Class shares’ average daily net assets and 0.32% of the Fund’s Class R6 shares’ average daily net assets from January 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from January 1, 2024 through April 30, 2025, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
0.64%	1.39%	0.89%	0.39%	0.32%
DMC has also entered into Sub-Advisory Agreements on behalf of the Fund with Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited and Macquarie Investment Management Global Limited, each of which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the relevant Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to each Affiliated Sub-Advisor based on the extent to which an Affiliated Sub-Advisor provides services to the Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2024, the Fund paid $20,012 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2024, the Fund paid $26,150 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended June 30, 2024, the Fund paid $12,798 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended June 30, 2024, DDLP earned $16,965 for commissions on sales of the Fund’s Class A shares. For the six months ended June 30, 2024, DDLP received gross CDSC commissions of $346 and $231 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than US government securities	$147,340,896
Purchases of US government securities	556,702,916
Sales other than US government securities	153,191,824
Sales of US government securities	581,733,974

Notes to financial statements
Delaware Limited-Term Diversified Income Fund
3. Investments (continued)
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:
Cost of investments	$868,798,922
Aggregate unrealized appreciation of investments	$2,519,819
Aggregate unrealized depreciation of investments	(11,308,225)
Net unrealized depreciation of investments	$(8,788,406)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2023, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 45,129,760	$99,965,307	$ 145,095,067 *
*	A portion of the Fund’s capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$7,882,651	$7,882,651
Agency Commercial Mortgage-Backed Securities	—	21,103,523	21,103,523
Agency Mortgage-Backed Securities	—	50,842,414	50,842,414
Collateralized Debt Obligations	—	43,597,887	43,597,887
Corporate Bonds	—	303,767,147	303,767,147
Government Agency Obligations	—	2,743,314	2,743,314
Non-Agency Asset-Backed Securities	—	162,845,780	162,845,780
Non-Agency Collateralized Mortgage Obligations	—	10,345,146	10,345,146
Sovereign Bonds	—	384,775	384,775
US Treasury Obligations	—	227,079,807	227,079,807
Short-Term Investments	29,418,072	—	29,418,072
Total Value of Securities	$29,418,072	$830,592,444	$860,010,516
During the six months ended June 30, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. As of June 30, 2024, there were no Level 3 investments.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	6/30/24	12/31/23
Shares sold:
Class A	4,671,830	6,400,453
Class C	36,744	268,208
Class R	7,302	7,679
Institutional Class	11,932,921	10,931,906
Class R6	544,164	3,136,214

Shares from reorganization:[1]
Class A	5,334,824	32,346,919
Class C	54,115	784,886
Class R	—	43,477
Institutional Class	5,007,996	24,910,064
Class R6	48,401	476,853

Shares issued upon reinvestment of dividends and distributions:
Class A	1,016,924	1,240,119
Class C	20,345	34,645
Class R	2,549	3,449
Institutional Class	888,891	1,019,577
Class R6	61,702	88,507
	29,628,708	81,692,956

Shares redeemed:
Class A	(10,324,932)	(13,062,921)
Class C	(365,714)	(804,856)
Class R	(6,381)	(11,275)
Institutional Class	(11,982,125)	(20,168,147)
Class R6	(530,569)	(1,470,275)
	(23,209,721)	(35,517,474)
Net increase	6,418,987	46,175,482
[1]	See Note 5.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended June 30, 2024 and the year ended December 31, 2023, the Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Six months ended
6/30/24	51,346	4,013	13,068	11,363	51,362	5,728	$533,423
Year ended
12/31/23	72,819	7,353	52,393	15,631	74,278	42,754	1,027,038
5. Reorganizations
On February 15-16, 2023, the Board approved a proposal to reorganize Delaware Ivy Limited-Term Bond Fund (the "Acquired Fund I"), a series of Ivy Funds, with and into the Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization I”). Pursuant to an Agreement and Plan of Reorganization (the “Plan I”): (i) all of the property, and assets of Acquired Fund I were acquired by the Acquiring Fund and (ii) the Trust, on behalf of Acquiring Fund, assumed the liabilities of Acquired Fund I, in exchange for shares of Acquiring Fund. In accordance with the Plan I, the Acquired Fund I liquidated and dissolved following the Reorganization I. In approving the Reorganization I, the Board considered various factors, including that the Acquiring Fund and the Acquired Fund I share similar investment objectives, principal investment strategies and principal risks, and materially identical fundamental investment restrictions and that the Acquiring Fund's overall total expense ratio is expected to be equal to or lower than the corresponding Acquired Fund I's total expense ratio following the Reorganization I taking into account applicable expense limitation arrangements. The Reorganization I was accomplished by a tax-free exchange of shares on September 15, 2023. For financial reporting purposes, assets received and shares issued by Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund I was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with September 15, 2023 for the Reorganization I were as follows:
	Acquired Fund I Net Assets	Acquired Fund I Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$246,784,159	24,006,241	32,346,919	$192,294,852	1.3385
Class C	6.020.079	585,611	784,886	7,917,537	1.3403

Notes to financial statements
Delaware Limited-Term Diversified Income Fund
5. Reorganizations (continued)
	Acquired Fund I Net Assets	Acquired Fund I Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class R	333,903	32,481	43,477	731,310	1.3385
Class I/ Institutional Class	191,309,290	18,609,853	24,910,064	151,854,344	1.3385
Class R6	3,657,465	355,785	476,853	20,905,819	1.3403
Class Y*	1,640,177	159,550	—	—	—
* Class Y shares of the Acquired Fund I were converted into Class A shares of the Acquiring Fund.
The net assets of the Acquired Fund I before the Reorganization I were $450,538,440. The Acquired Fund I net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization I. The net assets of the Acquiring Fund immediately following the Reorganization I were $824,242,301.
Assuming the Reorganization I had been completed on January 1, 2023, the Acquiring Fund's pro forma results of operations for the year ended December 31, 2023, would have been as follows:
Net investment income	$25,039,362
Net realized loss on investments	(16,493,714)
Net change in unrealized appreciation (depreciation)	26,268,228
Net increase in net assets resulting from operations	$34,813,876
On January 16, 2024, the Board approved a proposal to reorganize Delaware Ivy Government Securities Fund (the "Acquired Fund II"), a series of Ivy Funds, with and into the Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization II”). Pursuant to an Agreement and Plan of Reorganization (the “Plan II”): (i) all of the property, and assets of Acquired Fund II were acquired by the Acquiring Fund and (ii) the Trust, on behalf of Acquiring Fund, assumed the liabilities of Acquired Fund II, in exchange for shares of the Acquiring Fund. In accordance with the Plan II, the Acquired Fund II liquidated and dissolved following the Reorganization II. In approving the Reorganization II, the Board considered various factors, including that the Acquiring Fund and the Acquired Fund II share similar investment objectives, principal investment strategies and principal risks, and materially identical fundamental investment restrictions and that the Acquiring Fund's overall total expense ratio is expected to be equal to or lower than the corresponding Acquired Fund II's total expense ratio following the Reorganization II taking into account applicable expense limitation arrangements. The Reorganization II was accomplished by a tax-free exchange of shares on April 26, 2024 for Reorganization II. For financial reporting purposes, assets received and shares issued by

Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund II was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with April 26, 2024 for Reorganization II were as follows:
	Acquired Fund II Net Assets	Acquired Fund II Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$41,291,534	8,956,949	5,334,824	$393,285,953	0.5956
Class C	418,852	90,857	54,115	9,755,573	0.5956
Class I/ Institutional Class	38,761,886	8,408,218	5,007,996	356,847,243	0.5956
Class R6	374,627	81,264	48,401	23,042,422	0.5956
The net assets of the Acquired Fund II before the Reorganization II were $81,016,171. The Acquired Fund II net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization II. The net assets of the Acquiring Fund immediately following the Reorganization II were $863,947,362.
Assuming the Reorganization II had been completed on  January 1, 2024, the Acquiring Fund’s pro forma results of operations for the six months ended June 30, 2024, would have been as follows:
Net investment income	$18,805,990
Net realized loss on investments	(10,155,698)
Net change in unrealized appreciation (depreciation)	9,677,832
Net increase in net assets resulting from operations	$18,328,124
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund II that have been included in the Acquiring Fund II's “Statement of operations” since the Reorganization II was consummated on April 26, 2024 for Acquired Fund II.
6. Line of Credit
The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its

Notes to financial statements
Delaware Limited-Term Diversified Income Fund
6. Line of Credit (continued)
particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 28, 2024.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
7. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at June 30, 2024.
During the six months ended June 30, 2024, the Fund experienced net realized and unrealized gains or losses attributable to futures contracts holdings, which are disclosed on the “Statement of operations.”
During the six months ended June 30, 2024, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended June 30, 2024:
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional amount)	120,198,462		—
8. Securities Lending
The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has

Notes to financial statements
Delaware Limited-Term Diversified Income Fund
8. Securities Lending (continued)
agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended June 30, 2024, the Fund had no securities out on loan.
9. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC or Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs

Notes to financial statements
Delaware Limited-Term Diversified Income Fund
9. Credit and Market Risks (continued)
may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)
Delaware Limited-Term Diversified Income Fund
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Privacy Notice
We are committed to protecting the privacy of our potential, current, and former customers. To provide the products and services you request, we must collect personal information about you. We do not sell your personal information to third parties. We collect your personal information and share it with third parties as necessary to provide you with the products or services you request and to administer your business with us. This notice describes our current privacy practices. While your relationship with us continues, we will update and send our privacy practices notice as required by law. We are committed to continuing to protect your personal information even after that relationship ends. You do not need to take any action because of this notice.
Information we may collect
and use
We collect personal information about you to help us identify you as our potential, current, or former customer; to process your requests and transactions; to offer investment services to you; or to tell you about our products or services we believe you may want to use. The type of personal information we collect depends on the products or services you request and may include the following:
• Information from you: When you submit your application or other forms or request information on our products (online or otherwise), you give us information such as your name, address, Social Security number, your financial account information, and your financial history.
• Information about your transactions: We keep information about your transactions with us, such as the products you buy from us; the amount you paid for those products; your investment activity; and your account balances.
• Information from your employer: In connection with administering your retirement plan, we may obtain information about you from your employer.
• Information received from third parties: In order to verify your identity or to prevent fraud, we may obtain information about you from third parties.
How we use your personal information
We do not disclose nonpublic personal information about our potential, current, and former customers unless allowed or required by law. We may share your personal information within our companies and with certain service providers. They use this information to process transactions you have requested; provide customer service; and inform you of products or services we offer that you may find useful. Our service providers may or may not be affiliated with us. They include financial service providers (for example, third-party administrators; broker/dealers; and other financial services companies with whom we have joint marketing agreements). Our service providers also include nonfinancial companies and individuals (for example, consultants; information services vendors; and companies that perform mailing or marketing services on our behalf). Information obtained from a report prepared by a service provider may be kept by the service provider and shared with other persons; however, we require our service providers to protect your personal information and to use or disclose it only for the work they are performing for us, or as permitted by law.

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        This page is not part of the Financial statements and other information.

We also may provide information to regulatory authorities, law enforcement officials, and others to prevent fraud or when we believe in good faith that the law requires disclosure. In the event of a sale of all or part of our businesses, we may share customer information as part of the sale. We do not sell or share your information with outside marketers who may want to offer you their own products and services.
Security of information
Keeping your information safe is one of our most important responsibilities. We maintain physical, electronic, and procedural safeguards to protect your information. Our employees are authorized to access your information only when they need it to provide you with products and services or to maintain your accounts. Employees who have access to your personal information are required to keep it strictly confidential. We provide training to our employees about the importance of protecting the privacy of your information.
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes
of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
This privacy practices notice is being provided on behalf of the following:
Macquarie Management Holdings, Inc. and each of its affiliates, such as direct or indirect subsidiaries, and any fund or product sponsored by or otherwise affiliated with Macquarie
Central Park Group (CPG) Funds
Delaware Funds by Macquarie®
Macquarie ETF Trust
Macquarie Investment Management Austria Kapitalanlage AG
Macquarie Investment Management Europe Limited
Macquarie Investment Management Europe S.A.
Macquarie Investment Management Global Limited
Optimum Fund Trust
Revised May 2024
    This page is not part of the Financial statements and other information.    ii

Delaware Funds by Macquarie®
Equity funds
US equity funds
• Delaware Growth and Income Fund
• Delaware Ivy Core Equity Fund
• Delaware Ivy Large Cap Growth Fund
• Delaware Ivy Mid Cap Growth Fund
• Delaware Ivy Mid Cap Income Opportunities Fund
• Delaware Ivy Small Cap Growth Fund
• Delaware Ivy Smid Cap Core Fund
• Delaware Opportunity Fund
• Delaware Small Cap Core Fund*
• Delaware Small Cap Value Fund
• Delaware Value® Fund
Global / international equity funds
• Delaware Emerging Markets Fund
• Delaware Ivy Global Growth Fund
• Delaware Ivy International Core Equity Fund
• Delaware Ivy Systematic Emerging Markets Equity Fund
Alternative / specialty funds
• Delaware Climate Solutions Fund
• Delaware Healthcare Fund
• Delaware Ivy Natural Resources Fund
• Delaware Ivy Science and Technology Fund
• Delaware Real Estate Securities Fund
Multi-asset funds
• Delaware Global Listed Real Assets Fund
• Delaware Ivy Asset Strategy Fund
• Delaware Ivy Balanced Fund
• Delaware Ivy Multi-Asset Income Fund
• Delaware Ivy Wilshire Global Allocation Fund
• Delaware Wealth Builder Fund

*Closed to certain new investors.
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus. A Delaware Funds by Macquarie prospectus may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.
Investing involves risk, including the possible loss of principal.
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        This page is not part of the Financial statements and other information.

Fixed income funds
Taxable fixed income funds
• Delaware Corporate Bond Fund
• Delaware Diversified Income Fund
• Delaware Emerging Markets Debt Corporate Fund
• Delaware Extended Duration Bond Fund
• Delaware Floating Rate Fund
• Delaware Investments Ultrashort Fund
• Delaware Ivy Global Bond Fund
• Delaware Ivy High Income Fund
• Delaware Limited-Term Diversified Income Fund
• Delaware Strategic Income Fund

Municipal fixed income funds
• Delaware Minnesota High-Yield Municipal Bond Fund
• Delaware National High-Yield Municipal Bond Fund
• Delaware Tax-Free Arizona Fund
• Delaware Tax-Free California Fund
• Delaware Tax-Free Colorado Fund
• Delaware Tax-Free Idaho Fund
• Delaware Tax-Free Minnesota Fund
• Delaware Tax-Free New York Fund
• Delaware Tax-Free Oregon Fund
• Delaware Tax-Free Pennsylvania Fund
• Delaware Tax-Free USA Fund
• Delaware Tax-Free USA Intermediate Fund
The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
    This page is not part of the Financial statements and other information.    iv

Caring for your portfolio
Over a lifetime, things change. When they do, it’s important to ensure that your investments stay in tune with your personal situation.
If you decide to make some changes, check
out the convenient options provided by Macquarie Asset Management. We try to make it easy for you to avoid some of the sales charges that you might otherwise have to pay when you withdraw and invest your money with another firm.
Most importantly, you may generally
exchange all or part of your shares in one Delaware Funds by Macquarie® mutual fund for shares of the same class of another fund without paying a front-end sales charge or a contingent deferred sales charge (CDSC).
Choose the investment method suitable for you
After you’ve evaluated your overall investments, you have choices about how to implement any changes:
1. Move assets all at once at any time.
2. Migrate funds to a different investment slowly through a systematic exchange. You can arrange automatic monthly exchanges of your shares in one Delaware Fund for those in another Delaware Fund. Systematic exchanges are subject to the same rules as regular exchanges, which are explained in the right column, including a $100 minimum monthly amount per fund.
3. Use our automatic investment plan for future investments in different vehicles. To allocate your future investments differently, the Delaware Funds by Macquarie automatic investment plan allows you to make regular monthly or quarterly investments directly from your checking account.
Important notes about exchanging or redeeming shares
For automated exchanges, a minimum exchange of $100 per fund is required monthly. If the value of your account is $5,000 or more, you can make systematic withdrawals of at least $25 monthly, or $75 quarterly. If the annual amount you withdraw is less than 12% of your account balance at the time the systematic withdrawal plan is established, the CDSC ordinarily applicable to certain fund classes will be waived. More details are available in your prospectus or at delawarefunds.com/literature.
If you exchange shares from Class R shares of any fund, you will pay any applicable sales charge on your new shares.
When exchanging Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares.
You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange.
We may refuse the purchase side of any exchange request if, in the manager’s judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
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        This page is not part of the Financial statements and other information.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Delaware Funds by Macquarie
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Delaware Funds by Macquarie
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(3746986)
SA-022-0824
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        This page is not part of the Financial statements and other information.

Fixed income mutual fund
Delaware Tax-Free Oregon Fund
Financial statements and other information
For the six months ended June 30, 2024
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.
You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®
Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM’s public markets businesses trace their roots to 1929 and partner with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.
If you are interested in learning more about creating an investment plan, contact your financial advisor.
You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Oregon Fund at delawarefunds.com/literature.
Manage your account online
• Check your account balance and transactions
• View statements and tax forms
• Make purchases and redemptions
Visit delawarefunds.com/account-access.
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
This report of Financial statements and other information is for Delaware Tax-Free Oregon Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Fund’s current prospectus or summary prospectus. These documents are available at delawarefunds.com/literature.
Unless otherwise noted, views expressed herein are current as of June 30, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.
The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.
All third-party marks cited are the property of their respective owners.
© 2024 Macquarie Management Holdings, Inc.

Schedule of investments
Delaware Tax-Free Oregon Fund	June 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.88%
Education Revenue Bonds — 7.13%
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/39 #	500,000	$ 492,230
Series A 144A 5.00% 6/15/49 #	500,000	468,195
(Willamette University Projects) Series A 4.00% 10/1/51	500,000	425,125
Oregon State University
Series A 4.25% 4/1/52	750,000	747,698
University of Oregon General Revenue
Series A 3.50% 4/1/52 (BAM)	1,000,000	862,150
Series A 5.00% 4/1/45	500,000	501,915
		3,497,313
Electric Revenue Bonds — 3.93%
City of Eugene, Oregon Electric Utility System Revenue
5.00% 8/1/49	1,000,000	1,088,490
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/44	250,000	258,345
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	240,000	120,900
Series TT 5.00% 7/1/32 ‡	380,000	191,425
Series XX 5.25% 7/1/40 ‡	535,000	269,506
		1,928,666
Healthcare Revenue Bonds — 15.55%
Astoria Hospital Facilities Authority Revenue
(Columbia Memorial Hospital Project) 5.25% 8/1/54	750,000	794,190
Clackamas County Hospital Facility Authority Revenue
(Rose Villa Project) Series A 5.375% 11/15/55	500,000	479,865
Oregon Health & Science University Revenue
(Green Bonds) Series A 4.00% 7/1/51	1,175,000	1,120,210
Oregon State Facilities Authority Revenue
(Samaritan Health Services Project) Series A 5.00% 10/1/40	500,000	517,010
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 4.00% 5/15/47	865,000	723,979
(Salem Health Projects)
Series A 4.00% 5/15/41	870,000	850,512
    1

Schedule of investments
Delaware Tax-Free Oregon Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Salem, Oregon Hospital Facility Authority Revenue
(Salem Health Projects)
Series A 4.00% 5/15/49	810,000	$ 768,803
Series A 5.00% 5/15/39	555,000	582,867
Union County, Oregon Hospital Facility Authority Revenue
(Grande Ronde Hospital Project)
5.00% 7/1/40	100,000	100,782
5.00% 7/1/41	535,000	538,167
5.00% 7/1/47	500,000	493,835
Yamhill County, Oregon Hospital Authority Revenue
(Friendsview) Series A 5.00% 11/15/56	840,000	661,181
		7,631,401
Housing Revenue Bonds — 2.66%
Home Forward Multifamily Housing Revenue
(Gretchen Kafoury Commons) 5.00% 1/1/29	300,000	300,312
Oregon State Housing & Community Services Department Revenue
(Single-Family Mortgage Program) Series A 4.75% 1/1/49	1,000,000	1,005,220
		1,305,532
Industrial Development Revenue/Pollution Control Revenue Bond — 1.76%
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed) Series A 0.564% 5/15/57 ^	12,000,000	864,120
		864,120
Local General Obligation Bonds — 21.48%
City of Bend, Oregon
5.00% 6/1/54	500,000	544,160
City of Boardman, Oregon
(Green Bonds) 2.125% 6/15/45 (BAM)	500,000	315,700
City of Eugene, Oregon
(Parks & Recreation Facility Projects) Series A 5.00% 6/1/42	335,000	371,207
City of Medford, Oregon
Series A 2.00% 6/1/33	350,000	290,437
City of Newport, Oregon
Series B 12.101% 6/1/29 (AGC) ^	1,225,000	1,026,746
2

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Portland, Oregon
(Transportation Projects) Series A 3.00% 10/1/33	300,000	$ 288,081
Clackamas & Washington Counties School District No. 3
Series A 1.779% 6/15/35 ^	1,250,000	796,612
Columbia County School District No. 502
5.00% 6/15/36	575,000	598,644
Deschutes County Administrative School District No. 1 Bend-La Pine
4.00% 6/15/45	250,000	246,695
Hillsboro School District No. 1J
4.00% 6/15/40	775,000	778,371
Jackson County School District No. 5 Ashland
4.00% 6/15/37	350,000	359,013
Linn County Community School District No. 9 Lebanon
5.50% 6/15/27 (NATL)	1,000,000	1,065,710
Multnomah County Oregon School District No. 40
Series A 5.157% 6/15/51 ^	5,000,000	1,296,150
Multnomah-Clackamas Counties Centennial School District No. 28JT
4.00% 6/15/38	1,050,000	1,064,364
Salem-Keizer School District No. 24J
5.00% 6/15/33	500,000	531,720
Washington & Multnomah Counties School District No 48J Beaverton
Series A 4.478% 6/15/40 ^	750,000	364,687
Washington-Multnomah Counties Beaverton School District No. 48J
(Current Interest Bonds) Series B 5.00% 6/15/52	560,000	601,390
		10,539,687
Pre-Refunded Bonds — 2.88%
Marion County School District No. 103 Woodburn
5.00% 6/15/35-25 §	500,000	508,015
Multnomah County Hospital Facility Authority
(Mirabella at South Waterfront Project) Series A 5.40% 10/1/44-24 §	900,000	903,240
		1,411,255
Special Tax Revenue Bonds — 18.24%
Commonwealth of Puerto Rico Revenue
0.01% 11/1/51 •	1,024,333	531,373
    3

Schedule of investments
Delaware Tax-Free Oregon Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Commonwealth of Puerto Rico Revenue
(Subordinate) 3.295% 11/1/43 •	1,143,199	$ 701,638
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	1,259,492	1,220,625
Oregon State Bond Bank Revenue
(Oregon Business Development Department) Series A 5.00% 1/1/32	250,000	255,775
Oregon State Department of Administrative Services Lottery Revenue
(Tax-exempt Projects) Series A 5.00% 4/1/44	1,000,000	1,109,000
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	2,325,000	2,301,866
Series A-1 5.563% 7/1/46 ^	1,255,000	405,830
Series A-1 6.263% 7/1/51 ^	1,939,000	456,227
Tri-County Metropolitan Transportation District of Oregon Revenue
Series A 5.00% 9/1/38	500,000	540,340
(Sustainability Bonds)
Series A 3.00% 9/1/37	405,000	380,194
Series A 4.00% 9/1/41	795,000	805,733
(Unrefunded) Series A 4.00% 9/1/40	245,000	245,100
		8,953,701
State General Obligation Bonds — 6.45%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	250,000	233,842
Series A-1 4.00% 7/1/46	250,000	227,123
Oregon State
(Article XI-M and XI-N Seismic Grant Programs) Series C 5.00% 6/1/41	650,000	720,915
(Article XI-Q State Projects)
Series A 5.00% 5/1/41	500,000	559,785
Series A 5.25% 5/1/45	1,000,000	1,125,810
(Higher Education) Series F 5.00% 8/1/43	275,000	300,143
		3,167,618
4

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 12.50%
Oregon State Department of Transportation Revenue
5.00% 5/15/39	500,000	$ 571,095
(Senior Lien) Series A 5.25% 11/15/47	1,000,000	1,110,230
(Subordinate)
Series A 4.00% 11/15/38	300,000	304,350
Series A 5.00% 11/15/35	500,000	545,905
Series A 5.00% 11/15/39	110,000	120,898
Series A 5.00% 11/15/40	500,000	561,185
Port of Portland Oregon Airport Revenue
Series 24B 5.00% 7/1/42 (AMT)	500,000	508,525
Series 28 4.00% 7/1/47 (AMT)	555,000	526,045
Series 28 5.00% 7/1/52 (AMT)	250,000	258,825
(Green Bonds) Series 29 5.50% 7/1/53 (AMT)	1,500,000	1,629,990
		6,137,048
Water & Sewer Revenue Bonds — 6.30%
City of Eugene, Oregon Water Utility System Revenue
5.00% 8/1/41	300,000	333,033
5.00% 8/1/52	500,000	538,525
City of Hermiston, Oregon Water & Sewer System Revenue
5.00% 11/1/34 (AGM)	500,000	502,440
City of Portland, Oregon Sewer System Revenue
(Second Lien)
Series A 5.00% 12/1/42	1,000,000	1,116,170
Series A 5.00% 12/1/47	550,000	599,869
		3,090,037
Total Municipal Bonds (cost $48,455,173)		48,526,378

    5

Schedule of investments
Delaware Tax-Free Oregon Fund
	Principal amount°	Value (US $)

Short-Term Investments — 1.43%
Variable Rate Demand Note — 1.43%¤
Oregon Facilities Authority Refunding Revenue
(PeaceHealth) Series B 4.95% 8/1/34 (LOC - TD Bank N.A.)	700,000	$ 700,000
Total Short-Term Investments (cost $700,000)		700,000
Total Value of Securities—100.31% (cost $49,155,173)		$49,226,378
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $960,425, which represents 1.96% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2024.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
6

Summary of abbreviations: (continued)
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.
    7

Statement of assets and liabilities
Delaware Tax–Free Oregon Fund	June 30, 2024 (Unaudited)
Assets:
Investments, at value*	$49,226,378
Cash	181,180
Interest receivable	435,146
Prepaid expenses	13,851
Receivable for fund shares sold	453
Other assets	279
Total Assets	49,857,287
Liabilities:
Payable for securities purchased	571,990
Payable for fund shares redeemed	138,557
Other accrued expenses	50,562
Investment management fees payable to affiliates	10,755
Distribution fees payable to affiliates	6,313
Distribution payable	4,915
Total Liabilities	783,092
Total Net Assets	$49,074,195

Net Assets Consist of:
Paid-in capital	$50,136,344
Total distributable earnings (loss)	(1,062,149)
Total Net Assets	$49,074,195
8

Net Asset Value

Class A:
Net assets	$30,946,508
Shares of beneficial interest outstanding, unlimited authorization, no par	2,506,834
Net asset value per share	$12.34
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$12.92

Institutional Class:
Net assets	$18,127,687
Shares of beneficial interest outstanding, unlimited authorization, no par	1,470,568
Net asset value per share	$12.33
*Investments, at cost	$49,155,173
See accompanying notes, which are an integral part of the financial statements.
    9

Statement of operations
Delaware Tax–Free Oregon Fund	Six months ended June 30, 2024 (Unaudited)
Investment Income:
Interest	$1,005,652

Expenses:
Management fees	131,772
Distribution expenses — Class A	39,359
Accounting and administration expenses	24,152
Audit and tax fees	22,521
Dividend disbursing and transfer agent fees and expenses	14,590
Reports and statements to shareholders expenses	10,203
Registration fees	4,212
Legal fees	2,122
Trustees’ fees	1,082
Custodian fees	2
Other	9,196
259,211
Less expenses waived	(65,695)
Less expenses paid indirectly	(46)
Total operating expenses	193,470
Net Investment Income (Loss)	812,182

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(145,898)
Net change in unrealized appreciation (depreciation) on investments	(33,411)
Net Realized and Unrealized Gain (Loss)	(179,309)
Net Increase (Decrease) in Net Assets Resulting from Operations	$632,873
See accompanying notes, which are an integral part of the financial statements.
10

Statements of changes in net assets
Delaware Tax-Free Oregon Fund
	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$812,182	$1,553,536
Net realized gain (loss)	(145,898)	(1,676)
Net change in unrealized appreciation (depreciation)	(33,411)	1,207,928
Net increase (decrease) in net assets resulting from operations	632,873	2,759,788

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(520,151)	(1,076,666)
Institutional Class	(292,017)	(476,870)
	(812,168)	(1,553,536)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	523,455	2,478,290
Institutional Class	5,270,458	9,809,945

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	487,403	993,490
Institutional Class	292,017	476,870
	6,573,333	13,758,595
Cost of shares redeemed:
Class A	(2,869,405)	(4,514,681)
Institutional Class	(2,523,079)	(6,034,942)
	(5,392,484)	(10,549,623)
Increase in net assets derived from capital share transactions	1,180,849	3,208,972
Net Increase in Net Assets	1,001,554	4,415,224

Net Assets:
Beginning of period	48,072,641	43,657,417
End of period	$49,074,195	$48,072,641
See accompanying notes, which are an integral part of the financial statements.
    11

Financial highlights
Delaware Tax-Free Oregon Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of First Investors Oregon Tax Exempt Fund were reorganized into Class A shares of Delaware Tax-Free Oregon Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Oregon Tax Exempt Fund Class A shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.
12

Six months ended 6/30/24[1] (Unaudited)	Year ended
	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19[2]
$12.39	$12.05	$13.76	$13.71	$13.42	$13.01

0.20	0.39	0.36	0.33	0.33	0.33
(0.05)	0.34	(1.71)	0.05	0.29	0.42
0.15	0.73	(1.35)	0.38	0.62	0.75

(0.20)	(0.39)	(0.36)	(0.33)	(0.33)	(0.34)
(0.20)	(0.39)	(0.36)	(0.33)	(0.33)	(0.34)

$12.34	$12.39	$12.05	$13.76	$13.71	$13.42

1.25%	6.26%	(9.86%)	2.82%	4.70%	5.78%

$30,946	$32,933	$33,102	$36,216	$38,295	$43,911
0.89%	0.90%	0.90%	0.90%	0.91%	0.95%
1.17%	1.19%	1.19%	1.18%	1.19%	1.05%
3.31%	3.29%	2.86%	2.40%	2.46%	2.49%
3.03%	3.00%	2.57%	2.12%	2.18%	2.39%
14%	25%	44%	12%	25%	50%
13

Financial highlights
Delaware Tax-Free Oregon Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of the predecessor fund First Investors Oregon Tax Exempt Fund were reorganized into Institutional Class shares of Delaware Tax-Free Oregon Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Oregon Tax Exempt Fund Advisor Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.
14

Six months ended 6/30/24[1] (Unaudited)	Year ended
	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19[2]
$12.37	$12.03	$13.73	$13.69	$13.40	$12.99

0.22	0.42	0.39	0.36	0.37	0.37
(0.04)	0.34	(1.70)	0.04	0.29	0.41
0.18	0.76	(1.31)	0.40	0.66	0.78

(0.22)	(0.42)	(0.39)	(0.36)	(0.37)	(0.37)
(0.22)	(0.42)	(0.39)	(0.36)	(0.37)	(0.37)

$12.33	$12.37	$12.03	$13.73	$13.69	$13.40

1.45%	6.53%	(9.58%)	3.00%	4.96%	6.03%

$18,128	$15,140	$10,555	$4,949	$3,559	$2,953
0.64%	0.65%	0.65%	0.65%	0.66%	0.70%
0.92%	0.94%	0.94%	0.93%	0.94%	0.78%
3.56%	3.54%	3.14%	2.65%	2.71%	2.76%
3.28%	3.25%	2.85%	2.37%	2.43%	2.68%
14%	25%	44%	12%	25%	50%
15

Notes to financial statements
Delaware Tax-Free Oregon Fund	June 30, 2024 (Unaudited)
Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Limited-Term Diversified Income Fund and Delaware Tax-Free Oregon Fund. These financial statements and the related notes pertain to Delaware Tax-Free Oregon Fund. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation —  Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as the Valuation Designee for each fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may,
16

among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes —  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2024, and for all open tax years (years ended December 31, 2020–December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting  —  Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends
    17

Notes to financial statements
Delaware Tax-Free Oregon Fund
1. Significant Accounting Policies (continued)
monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, at the rates of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.
Effective May 1, 2024, DMC has contractually agreed to waive all or a portion of its investment advisory fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.63% of the Fund’s average daily net assets. Prior to May 1, 2024, DMC contractually agreed to waive all or portion of its investment advisory fees and/or pay/reimburse expenses to 0.65% of the Fund’s average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from May 1, 2024 through April 30, 2025, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Institutional Class
0.88%*	0.63%*
*	Prior to May 1, 2024, the expense limitation for the Fund were as follows for Class A and Institutional Class shares, respectively: 0.90% and 0.65%.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of
18

all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2024, the Fund paid $3,058 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2024, the Fund paid $1,552 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended June 30, 2024, the Fund paid $1,072 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended June 30, 2024, DDLP earned $662 for commissions on sales of the Fund’s Class A shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
    19

Notes to financial statements
Delaware Tax-Free Oregon Fund
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$9,004,021
Sales	6,437,847
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:
Cost of investments	$49,155,173
Aggregate unrealized appreciation of investments	$1,186,163
Aggregate unrealized depreciation of investments	(1,114,958)
Net unrealized appreciation of investments	$71,205
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2023, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 644,718	$321,134	$ 965,852
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities,
20

prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2024:
Level 2
Securities
Assets:
Municipal Bonds	$48,526,378
Short-Term Investments	700,000
Total Value of Securities	$49,226,378
During the six months ended June 30, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. As of June 30, 2024, there were no Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	6/30/24	12/31/23
Shares sold:
Class A	42,645	203,347
Institutional Class	429,703	810,793
    21

Notes to financial statements
Delaware Tax-Free Oregon Fund
4. Capital Shares (continued)
	Six months ended	Year ended
	6/30/24	12/31/23

Shares issued upon reinvestment of dividends and distributions:
Class A	39,665	82,879
Institutional Class	23,814	39,881
	535,827	1,136,900

Shares redeemed:
Class A	(233,057)	(376,627)
Institutional Class	(206,517)	(504,611)
	(439,574)	(881,238)
Net increase	96,253	255,662
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the previous page and on the “Statements of changes in net assets.” For the six months ended June 30, 2024, the Fund did not have any exchange transactions. For the year ended December 31, 2023, the Fund had the following exchange transactions:
	Exchange Redemptions	Exchange Subscriptions
	Class A Shares	Institutional Class Shares	Value
Year ended
12/31/23	1,535	1,538	$17,377
5. Line of Credit
The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 28, 2024.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
22

6. Securities Lending
The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are
    23

Notes to financial statements
Delaware Tax-Free Oregon Fund
6. Securities Lending (continued)
shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended June 30, 2024, the Fund had no securities out on loan.
7. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Fund concentrates its investments in securities issued by municipalities, mainly in Oregon. The Fund invests primarily in a specific state and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Fund’s investments may be adversely affected by new legislation within the states or US territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund.
The Fund invests a portion of its assets in high yield municipal fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
24

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
The Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.
Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
    25

Notes to financial statements
Delaware Tax-Free Oregon Fund
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in the Fund’s financial statements.
26

Other Fund information (Unaudited)
Delaware Tax-Free Oregon Fund
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.
    27

Privacy Notice
We are committed to protecting the privacy of our potential, current, and former customers. To provide the products and services you request, we must collect personal information about you. We do not sell your personal information to third parties. We collect your personal information and share it with third parties as necessary to provide you with the products or services you request and to administer your business with us. This notice describes our current privacy practices. While your relationship with us continues, we will update and send our privacy practices notice as required by law. We are committed to continuing to protect your personal information even after that relationship ends. You do not need to take any action because of this notice.
Information we may collect
and use
We collect personal information about you to help us identify you as our potential, current, or former customer; to process your requests and transactions; to offer investment services to you; or to tell you about our products or services we believe you may want to use. The type of personal information we collect depends on the products or services you request and may include the following:
• Information from you: When you submit your application or other forms or request information on our products (online or otherwise), you give us information such as your name, address, Social Security number, your financial account information, and your financial history.
• Information about your transactions: We keep information about your transactions with us, such as the products you buy from us; the amount you paid for those products; your investment activity; and your account balances.
• Information from your employer: In connection with administering your retirement plan, we may obtain information about you from your employer.
• Information received from third parties: In order to verify your identity or to prevent fraud, we may obtain information about you from third parties.
How we use your personal information
We do not disclose nonpublic personal information about our potential, current, and former customers unless allowed or required by law. We may share your personal information within our companies and with certain service providers. They use this information to process transactions you have requested; provide customer service; and inform you of products or services we offer that you may find useful. Our service providers may or may not be affiliated with us. They include financial service providers (for example, third-party administrators; broker/dealers; and other financial services companies with whom we have joint marketing agreements). Our service providers also include nonfinancial companies and individuals (for example, consultants; information services vendors; and companies that perform mailing or marketing services on our behalf). Information obtained from a report prepared by a service provider may be kept by the service provider and shared with other persons; however, we require our service providers to protect your personal information and to use or disclose it only for the work they are performing for us, or as permitted by law.

i
        This page is not part of the Financial statements and other information.

We also may provide information to regulatory authorities, law enforcement officials, and others to prevent fraud or when we believe in good faith that the law requires disclosure. In the event of a sale of all or part of our businesses, we may share customer information as part of the sale. We do not sell or share your information with outside marketers who may want to offer you their own products and services.
Security of information
Keeping your information safe is one of our most important responsibilities. We maintain physical, electronic, and procedural safeguards to protect your information. Our employees are authorized to access your information only when they need it to provide you with products and services or to maintain your accounts. Employees who have access to your personal information are required to keep it strictly confidential. We provide training to our employees about the importance of protecting the privacy of your information.
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes
of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
This privacy practices notice is being provided on behalf of the following:
Macquarie Management Holdings, Inc. and each of its affiliates, such as direct or indirect subsidiaries, and any fund or product sponsored by or otherwise affiliated with Macquarie
Central Park Group (CPG) Funds
Delaware Funds by Macquarie®
Macquarie ETF Trust
Macquarie Investment Management Austria Kapitalanlage AG
Macquarie Investment Management Europe Limited
Macquarie Investment Management Europe S.A.
Macquarie Investment Management Global Limited
Optimum Fund Trust
Revised May 2024
    This page is not part of the Financial statements and other information.    ii

Delaware Funds by Macquarie®
Equity funds
US equity funds
• Delaware Growth and Income Fund
• Delaware Ivy Core Equity Fund
• Delaware Ivy Large Cap Growth Fund
• Delaware Ivy Mid Cap Growth Fund
• Delaware Ivy Mid Cap Income Opportunities Fund
• Delaware Ivy Small Cap Growth Fund
• Delaware Ivy Smid Cap Core Fund
• Delaware Opportunity Fund
• Delaware Small Cap Core Fund*
• Delaware Small Cap Value Fund
• Delaware Value® Fund
Global / international equity funds
• Delaware Emerging Markets Fund
• Delaware Ivy Global Growth Fund
• Delaware Ivy International Core Equity Fund
• Delaware Ivy Systematic Emerging Markets Equity Fund
Alternative / specialty funds
• Delaware Climate Solutions Fund
• Delaware Healthcare Fund
• Delaware Ivy Natural Resources Fund
• Delaware Ivy Science and Technology Fund
• Delaware Real Estate Securities Fund
Multi-asset funds
• Delaware Global Listed Real Assets Fund
• Delaware Ivy Asset Strategy Fund
• Delaware Ivy Balanced Fund
• Delaware Ivy Multi-Asset Income Fund
• Delaware Ivy Wilshire Global Allocation Fund
• Delaware Wealth Builder Fund

*Closed to certain new investors.
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus. A Delaware Funds by Macquarie prospectus may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.
Investing involves risk, including the possible loss of principal.
iii
        This page is not part of the Financial statements and other information.

Fixed income funds
Taxable fixed income funds
• Delaware Corporate Bond Fund
• Delaware Diversified Income Fund
• Delaware Emerging Markets Debt Corporate Fund
• Delaware Extended Duration Bond Fund
• Delaware Floating Rate Fund
• Delaware Investments Ultrashort Fund
• Delaware Ivy Global Bond Fund
• Delaware Ivy High Income Fund
• Delaware Limited-Term Diversified Income Fund
• Delaware Strategic Income Fund

Municipal fixed income funds
• Delaware Minnesota High-Yield Municipal Bond Fund
• Delaware National High-Yield Municipal Bond Fund
• Delaware Tax-Free Arizona Fund
• Delaware Tax-Free California Fund
• Delaware Tax-Free Colorado Fund
• Delaware Tax-Free Idaho Fund
• Delaware Tax-Free Minnesota Fund
• Delaware Tax-Free New York Fund
• Delaware Tax-Free Oregon Fund
• Delaware Tax-Free Pennsylvania Fund
• Delaware Tax-Free USA Fund
• Delaware Tax-Free USA Intermediate Fund
The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
    This page is not part of the Financial statements and other information.    iv

Caring for your portfolio
Over a lifetime, things change. When they do, it’s important to ensure that your investments stay in tune with your personal situation.
If you decide to make some changes, check
out the convenient options provided by Macquarie Asset Management. We try to make it easy for you to avoid some of the sales charges that you might otherwise have to pay when you withdraw and invest your money with another firm.
Most importantly, you may generally
exchange all or part of your shares in one Delaware Funds by Macquarie® mutual fund for shares of the same class of another fund without paying a front-end sales charge or a contingent deferred sales charge (CDSC).
Choose the investment method suitable for you
After you’ve evaluated your overall investments, you have choices about how to implement any changes:
1. Move assets all at once at any time.
2. Migrate funds to a different investment slowly through a systematic exchange. You can arrange automatic monthly exchanges of your shares in one Delaware Fund for those in another Delaware Fund. Systematic exchanges are subject to the same rules as regular exchanges, which are explained in the right column, including a $100 minimum monthly amount per fund.
3. Use our automatic investment plan for future investments in different vehicles. To allocate your future investments differently, the Delaware Funds by Macquarie automatic investment plan allows you to make regular monthly or quarterly investments directly from your checking account.
Important notes about exchanging or redeeming shares
For automated exchanges, a minimum exchange of $100 per fund is required monthly. If the value of your account is $5,000 or more, you can make systematic withdrawals of at least $25 monthly, or $75 quarterly. If the annual amount you withdraw is less than 12% of your account balance at the time the systematic withdrawal plan is established, the CDSC ordinarily applicable to certain fund classes will be waived. More details are available in your prospectus or at delawarefunds.com/literature.
If you exchange shares from Class R shares of any fund, you will pay any applicable sales charge on your new shares.
When exchanging Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares.
You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange.
We may refuse the purchase side of any exchange request if, in the manager’s judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
v
        This page is not part of the Financial statements and other information.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Delaware Funds by Macquarie
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Delaware Funds by Macquarie
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(3744142)
SA-TEF-0824
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        This page is not part of the Financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Limited-Term Government Funds

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 29, 2024

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 29, 2024